Ownership	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Ownership
Note 20—Ownership
The following investors, or groups of affiliated investors, are known by us to beneficially own

more
than 5% of our outstanding ordinary shares:

•	T. Rowe Price Associates, Inc., USA

•	Entities affiliated with FMR LLC, USA

•	Entities affiliated with RA Capital Management, LLC, USA

•	Entities affiliated with OrbiMed Private Investments V, L.P., USA

•	Baker Bros. Advisors LP, USA
The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).